15. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

Current	$2,083	$3,134	$4,565	$5,491
Deferred	(628)	(1,367)	(2,003)	(2,698)
Total	$1,455	$1,767	$2,562	$2,793

Schedule of Deferred Tax Assets and Liabilities
	June 30,	December 31,
	2015	2014
	(unaudited)
Current
Deferred income tax assets:
Provision for doubtful accounts	$8,849	$7,531
Accrued liabilities	1,960	1,604
Tax loss carry forward	1,740	1,470
Other temporary differences	551	455
Net deferred income tax assets – current	13,100	11,060

Deferred income tax liabilities – current
Unearned income	(2,857)	(2,309)

Net deferred income tax assets – current	$10,243	$8,751

Non-current
Deferred income tax assets:
Accrued liabilities	$1,774	$1,773
Tax loss carry forward	5,221	4,411
Deferred income tax assets – non-current	6,995	6,184

Deferred income tax liabilities:
Unearned income	(385)	(104)

Deferred income tax assets – non-current	$6,610	$6,080

Schedule of Effective Income Tax Rate Reconciliation
	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%

Non-deductible expenses	0.5%	6.4%	1.9%	39.8%

Non-taxable income	0.0%	(1.6)%	(0.5)%	(0.2)%

Effect of rate differences in various transportation centers and others	5.0%	(1.3)%	4.3%	(3.7)%

Effective tax rate	29.3%	28.6%	29.6%	60.9%